Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
May 28, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust) CIK No. 0001112996
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, as applicable, of Invesco Balanced Fund, Invesco California Tax-Free Income Fund, Invesco Dividend Growth Securities Fund, Invesco Equally-Weighted S&P 500 Fund, Invesco Fundamental Value Fund, Invesco Large Cap Relative Value Fund, Invesco New York Tax-Free Income Fund, Invesco S&P 500 Index Fund, Invesco Van Kampen American Franchise Fund, Invesco Van Kampen Core Equity Fund, Invesco Van Kampen Equity and Income Fund, Invesco Van Kampen Equity Premium Income Fund, Invesco Van Kampen Growth and Income Fund, Invesco Van Kampen Pennsylvania Tax Free Income Fund and Invesco Van Kampen Small Cap Growth Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 41 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 41 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on May 28, 2010.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.
Sincerely,
/s/ Peter Davidson
Peter Davidson
Counsel